Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001541401
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Registrant Name	EMPIRE STATE REALTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-36105
Entity Tax Identification Number	37-1645259
Entity Address, Address Line One	111 West 33rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	(212)
Local Phone Number	687-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	ESRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false